Inventory (Details) - Schedule of sensitivity of the inventory provision - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Change in expected selling price estimate +2% [Member]
Inventory (Details) - Schedule of sensitivity of the inventory provision [Line Items]
Change in inventory provision	£ 683	£ 1,417
Change in expected selling price estimate -2% [Member]
Inventory (Details) - Schedule of sensitivity of the inventory provision [Line Items]
Change in inventory provision	£ (1,071)	£ (1,904)